Financial and other investments - Schedule of financial assets (Details) - GBP (£)	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of associates [line items]
Debt investments at fair value through other comprehensive income	£ 343,000,000		£ 0
Equity investments at fair value through other comprehensive income	93,000,000		0
Investments at fair value through profit and loss, non-current	62,000,000		0
Available-for-sale investments, non-current	0		417,000,000
Loans to joint ventures and associates, non-current	169,000,000		482,000,000
Other non-current financial assets	667,000,000	£ 899,000,000	899,000,000
Investments at fair value through profit and loss, current	1,311,000,000		0
Available-for-sale investments, current	0		2,304,000,000
Other loans and receivables, current	670,000,000		390,000,000
Other current financial assets	1,981,000,000	£ 2,694,000,000	2,694,000,000	£ 8,741,000,000	£ 2,998,000,000
Other financial assets	2,648,000,000		3,593,000,000
Managed investments in equity and bonds, restricted	342,000,000		301,000,000
Managed investments in equity and bonds, US non-qualified plan	436,000,000		411,000,000
Quadgas HoldCo Limited
Disclosure of associates [line items]
Receivables due from associates	352,000,000		352,000,000
Investments in short-term money funds
Disclosure of associates [line items]
Other financial assets	969,000,000		1,999,000,000
Insurance company fund investments
Disclosure of associates [line items]
Other financial assets	342,000,000		301,000,000
Short term investments, restricted	6,000,000		69,000,000
Equities
Disclosure of associates [line items]
Other financial assets	93,000,000		84,000,000
Bonds
Disclosure of associates [line items]
Other financial assets	122,000,000		145,000,000
Cash surrender value of life insurance policies
Disclosure of associates [line items]
Other financial assets	221,000,000		198,000,000
Loans to joint ventures and associates
Disclosure of associates [line items]
Other financial assets	169,000,000		482,000,000
Corporate ventures capital and other
Disclosure of associates [line items]
Other financial assets	62,000,000		0
Restricted balances - collateral
Disclosure of associates [line items]
Other financial assets	637,000,000		335,000,000
Restricted balances - other
Disclosure of associates [line items]
Other financial assets	33,000,000		49,000,000
U.S. Non-Qualified Plan Investments
Disclosure of associates [line items]
Short term investments, restricted	£ 22,000,000		£ 0